Average Annual Total Returns - Sound Shore Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index(does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.20%	13.49%	11.28%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.48%	9.67%	8.35%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.86%	9.83%	8.41%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	18.42%	13.71%	11.48%